Equity Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Summary of Equity Investments and Ownership Interests

The Company invests in non-majority interests in its Affiliates. The Company’s equity investments and respective ownership interest as of December 31, 2013 and 2012 are as follows:

		Ownership %
Affiliate	Location	2013	2012
Surgical Hospitals:
Grayson County Physicians Property, LLC	Sherman, TX	20%	20%
Houston Orthopedic Hospital, LLC	Houston, TX	20%	20%
ASCs
Foundation Surgery Affiliate of Nacogdoches, LLP	Nacogdoches, TX	13%	13%
Kirby Glen Surgery Center	Houston, TX	10%	10%
Park Ten Surgery Center	Houston, TX	10%	10%
Foundation Surgery Affiliate of Middleburg Heights, LLC	Middleburg Heights, OH	10%	10%
Foundation Surgery Affiliate of Huntingdon Valley, LP	Huntingdon Valley, PA	20%	20%
Foundation Surgery Affiliate of Seguin, LLP	Seguin, TX	20%	20%
New Jersey Surgery Center, LLC	Mercerville, NJ	10%	10%
Foundation Surgery Affiliate of Northwest Oklahoma City, LLC	Oklahoma City, OK	20%	20%
Foundation Surgery Affiliate of Grayson County, LLP	Sherman, TX	20%	20%
Metropolitan Medical Partners, LLC (“Chevy Chase”)	Chevy Chase, MD	18%	18%
Cumberland Valley Surgery Center, LLC	Hagerstown, MD	32%	32%
Frederick Surgical Center, LLC	Frederick, MD	20%	19%

Summary of Unaudited Results of Operations and Financial Position of Equity Investments in Affiliates

The unaudited results of operations and financial position for the years ended and as of December 31, 2013 and 2012, respectively, of the Company’s equity investments in Affiliates are as follows:

(Unaudited)	2013	2012
Net operating revenues	$186,777,871	$203,083,755

Net income	$40,559,684	$43,345,570

Current assets	$44,091,846	$48,755,477
Noncurrent assets	44,668,968	48,369,312

Total assets	$88,760,814	$97,124,789

Current liabilities	$31,891,679	$29,161,233
Noncurrent liabilities	29,015,316	36,047,919

Total liabilities	$60,906,995	$65,209,152

Members’ equity	$27,853,819	$31,915,637

Summary of Gain or Loss on sale of Equity Investments in Affiliates

During 2012, the Company sold certain equity investments in Affiliates. The Company did not sell any equity investments in Affiliates in 2013. The gain or loss recorded on those transactions follows:

	Ownership % Sold	2013	2012
FSA of Middleburg Heights, LLC	10%	$—	$342,055
Park Ten Surgery Center	10%	—	35,299
Kirby Glen Surgery Center	10%	—	16,537
Perkins Plaza ASC, LLC	24%	—	(524,590)
River Oaks Surgical Center, LLP	10%	—	(42,800)

Gain (loss) on sale of equity investments in Affiliates		$—	$(173,499)